Unit-based Compensation (Tables)	6 Months Ended
Jun. 30, 2024
Share-Based Payment Arrangement [Abstract]
Fair Value Assumptions	The grant date fair value of units issued during 2022 was estimated using the Black-Scholes option-pricing model using the following assumptions:

2022
Expected annual dividend yield	0.0%
Expected volatility	50.4% - 52.7%
Risk-free rate of return	1.5% - 3.11%
Expected term (years)	5

Class C Unit Activity
The summary of Class C Unit activity for the years ended December 31, 2023 and 2022 is as follows:

	Number of Class C Units	Weighted average grant date fair value	Weighted average recognition period (years)
Non-vested at January 1, 2022	453,125	$0.02	2.00
Granted	1,132,000	1.07	—
Vested	(656,563)	0.69	—
Non-vested at December 31, 2022	928,562	0.82	2.22
Vested	(595,861)	0.67	—
Forfeited	(15,000)	1.05	—
Non-vested at December 31, 2023	317,701	$1.09	1.93